Consolidated Statements of Operations and Comprehensive Loss (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Contract revenue	$ 27,506	$ 193
Grant revenue	806	2,687
Total revenue	28,312	2,880
Operating expenses:
Cost of grant revenue	433	1,190
Research and development	48,698	38,977
General and administrative	18,488	17,986
Total operating expenses	67,619	58,153
Loss from operations	(39,307)	(55,273)
Other income (expense)
Change in fair value of warrant liability	(2,919)	(4,910)
Change in fair value of convertible notes	(7,469)	(11,353)
Change in fair value of Series C convertible preferred stock	(3,592)	(264)
Foreign exchange transaction gain (loss)	(245)	668
Loss on disposal of fixed assets	0	(58)
Gain upon debt extinguishment	905	0
Losses in equity method investment	(99)	(71)
Interest income (expense), net	(1,847)	(8,846)
Total other income (expense)	(15,266)	(24,834)
Net loss	(54,573)	(80,107)
Other comprehensive loss:
Foreign currency translation adjustment	230	(333)
Comprehensive loss	$ (54,343)	$ (80,440)
Net loss per common share, basic (in dollars per share)	$ (1.93)	$ (5.43)
Net loss per common share, diluted (in dollars per share)	$ (1.93)	$ (5.43)
Weighted average common shares outstanding, basic (in shares)	28,244,825	14,762,120
Weighted average common shares outstanding, diluted (in shares)	28,244,825	14,762,120